SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and Diluted Loss Per Common Share (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Basic and diluted loss per common share
Net Loss		$ (17,447,705)	$ (2,746,021)
Adjusted net loss		$ (17,447,705)	$ (2,746,021)
Weighted average common shares outstanding, basic and diluted		9,716,768	9,507,926
Basic and diluted net loss per common share		$ (1.80)	$ (0.29)
Novus Capital Corp [Member]
Basic and diluted loss per common share
Net Loss	$ (3,458,412)
Less: Income attributable to common stock subject to possible redemption	0
Adjusted net loss	$ (3,458,412)
Weighted average common shares outstanding, basic and diluted	2,959,790
Basic and diluted net loss per common share	$ (1.17)